Equity - Additional Information (Detail)	1 Months Ended		6 Months Ended	8 Months Ended	12 Months Ended
	Mar. 31, 2018 shares	Aug. 31, 2017 Class shares	Jun. 30, 2018 USD ($) Class shares	Aug. 31, 2017 Class	Dec. 31, 2017 USD ($) Class shares	Dec. 31, 2016 USD ($) shares		Dec. 31, 2015 USD ($) shares		Dec. 31, 2014 shares	[1]
Capital Unit [Line Items]
Units authorized			10,000,000,000		10,000,000,000
Units issued			3,038,500,000		3,000,000,000
Units outstanding			3,038,500,000		3,000,000,000	1,500,000,000	[1]	813,021,000	[1]	165,771,000
Number of membership interests outstanding | Class			1		1
Number of unit issued			38,500,000		1,500,000,000
Equity Method Investment, Ownership Percentage		50.00%		50.00%
Contribution amount | $					$ 95,600,000	$ 169,000,000		$ 82,800,000
Deemed distribution | $					$ 85,600,000
Linn Energy Holdings
Capital Unit [Line Items]
Number of unit issued	19,200,000	1,500,000,000
Equity Method Investment, Ownership Percentage		50.00%		50.00%
Citizen Energy LLC
Capital Unit [Line Items]
Number of membership interests outstanding | Class		2		2	2
Number of unit issued	19,200,000	1,500,000,000			1,500,000,000
Equity Method Investment, Ownership Percentage		50.00%		50.00%
Internal rate of return threshold of prior to distributions				9.00%	9.00%
Citizen Energy LLC | Class A Units
Capital Unit [Line Items]
Number of unit issued and outstanding					1,398
Citizen Energy LLC | Class B Unit
Capital Unit [Line Items]
Compensation expense | $			$ 0

[1]	Reflects exchange of Citizen units for Roan units on retroactive basis